Basis of preparation	6 Months Ended
Sep. 30, 2023
Basis of preparation
Basis of preparation

1   Basis of preparation

The unaudited condensed consolidated financial statements for the six months ended 30 September 2023:

●	are prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’ (‘IAS 34’) as issued by the International Accounting Standards Board (‘IASB’) and as adopted by the United Kingdom;
●	are presented on a condensed basis as permitted by IAS 34 and therefore do not include all disclosures that would otherwise be required in a full set of financial statements and should be read in conjunction with the Group’s Annual Report on Form 20-F for the year ended 31 March 2023;
●	with the exception of IFRS 17 ‘Insurance contracts’ (see below) apply the same accounting policies, presentation and methods of calculation as those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2023, which were prepared in accordance with UK-adopted International Accounting Standards (‘IAS’), with International Financial Reporting Standards (‘IFRS’) as issued by the IASB and with the requirements of the UK Companies Act 2006. Income taxes are accrued using the tax rate that is expected to be applicable for the full financial year, adjusted for certain discrete items which occurred in the interim period in accordance with IAS 34;
●	include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented; and
●	were approved by the Board of directors on 14 November 2023.

The information relating to the year ended 31 March 2023 is extracted from the Group’s published Annual Report on Form 20-F for that year.

The preparation of the unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the end of the reporting period, and the reported amounts of revenue and expenses during the period. Actual results could vary from these estimates. These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Going concern

The Group has €7.1 billion of cash and cash equivalents and €4.1 billion of liquid short-term investments available at 30 September 2023, together with undrawn revolving credit facilities of €7.8 billion (of which €4.0 billion becomes due for renewal in February 2025), which cover all the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios including not being able to renew the credit facility in February 2025 and not being able to access the capital markets during the assessment period. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for the period up to and including March 2025 and that it is appropriate to continue to adopt the going concern basis in preparing the unaudited condensed consolidated financial statements.

1   Basis of preparation (continued)

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates are disclosed in the Group’s Annual Report on Form 20-F for the year ended 31 March 2023.

Judgements relating to potential indicators of impairment

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets as at 31 March.

At interim reporting periods, the Group performs a review to identify any indicator of impairment that may indicate that the carrying amount of any of the Group’s cash generating units (‘CGUs’) may not be recoverable. As part of this assessment as at 30 September 2023, the Group reviewed the key assumptions underlying the value in use valuations used in the annual impairment test at 31 March 2023. This included the year to-date performance of the Group’s CGUs against their budgets, as well as considering the valuation implications of changes in other factors such as risk free discount rates and the assessment of long term growth rates.

The Group’s review of the potential impact of indicators of impairment and recoverable amounts did not indicate that the carrying amount of any of the Group’s CGUs was not recoverable as at 30 September 2023.

Hyperinflation accounting

The Group continues to apply hyperinflationary accounting, as specified in IAS 29, at its Turkish operations whose functional currency is the Turkish lira and to Safaricom’s operations in Ethiopia where the Ethiopian birr is the functional currency.

Turkish lira and Ethiopian birr results and non-monetary asset and liability balances for the six months ended 30 September 2023 have been revalued to their present value equivalent local currency amount as at 30 September 2023, based on an inflation index, before translation to euros at the reporting date exchange rate of €1 : 29.03 TRL and €1 : 58.73 ETB, respectively.

For the Group’s operations in Turkey, the gain or loss on net monetary assets resulting from IAS 29 application is recognised in the consolidated income statement within Other income.

For Safaricom’s operations in Ethiopia, the impacts of IAS 29 accounting are reflected as an increase to Investments in associates and joint ventures and an increase to Profit attributable to the joint ventures and associates.

The inflation index in Turkey selected to reflect the change in purchasing power was the consumer price index (‘CPI’) issued by the Turkish Statistical Institute which has risen by 30.08% during the six months ended 30 September 2023. The inflation index selected in Ethiopia is the CPI issued by the Central Statistics Agency of Ethiopia which rose 12.09% during the six months ended 30 September 2023.

The main impacts of these adjustments on the consolidated financial statements are shown below.

	Increase/(decrease)
	Six months ended 30 September
	2023	2022
	€m	€m
Revenue	35	21
Operating profit	(5)	(14)
Profit for the financial period	(140)	(40)

	30 September 2023	31 March 2023
Non-current assets	849	814
Equity attributable to owners of the parent	811	777
Non-controlling interests	54	37

1   Basis of preparation (continued)

New accounting pronouncements adopted

On 1 April 2023, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group, except as described below. Further details are provided in the Group’s Annual Report on Form 20-F for the year ended 31 March 2023.

IFRS 17 ‘Insurance Contracts’

IFRS 17 ‘Insurance Contracts’ was adopted by the Group on 1 April 2023. The Standard sets out revised principles for the recognition, measurement, presentation, and disclosure of obligations relating to insurance contracts issued by preparers in order to provide a single accounting model for all types of insurance.

The Group issues certain short and long-term contracts - primarily being (i) the reinsurance of handset and other device insurance issued by a fronting insurer to the Group’s customers; and (ii) the reinsurance of a third-party annuity policy issued to the Vodafone and Cable & Wireless (‘CWW’) sections of the Vodafone UK Group Pension Scheme. The adoption of IFRS 17 did not have a material impact on prior period equity.

The adoption of IFRS 17 will result in separate insurance and reinsurance liability line items being presented within the Trade and other payables disclosure notes to be included within the Group’s consolidated financial statements for the year ending 31 March 2024, with corresponding reductions in the Other payables line item. The reclassification as at 31 March 2023 will be €256 million and €63 million within the long and short-term Trade and other payables notes, respectively. The long and short-term Insurance and reinsurance liability amounts included within Trade and other payables at 30 September 2023 are €236 million and €93 million, respectively.